Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended									12 Months Ended
	Dec. 31, 2013 Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2013 Business Acquisition Contingent Consideration Payment of cash consideration CNY	Dec. 31, 2012 Business Acquisition Contingent Consideration Payment of cash consideration CNY	Dec. 31, 2012 Business Acquisition Contingent Consideration Reclassification to equity upon settlement of contingent purchase consideration CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2012 Business Acquisition Contingent Consideration Fastweb International Holdings ("Fastweb Holdings") CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration Tianwang and Yilong CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 Share-settled bonuses CNY	Dec. 31, 2013 Share-settled bonuses USD ($)	Dec. 31, 2013 Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Redeemable Noncontrolling Interest USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	190,538	214,427	$ 37,336								0	$ 1,064	0	$ 16,519
Contingent purchase consideration payable								116,040	73,389	96,957
Increase in bonuses settled in shares during 2013											5,894
Contribution from mandatorily redeemable noncontrolling interests													100,000
Changes in the fair value	55,882	17,430									4,566		0
Reclassification to equity											(1,564)
Contingent consideration settlement				(40,148)	(59,598)	(97,761)	(125,715)
Reclassification to "Accrued expenses and other payables-Others"											2,455
Settlement of cash consideration payment with amount due from related parties	(24,883)
Transfers in and/or out of Level 3	0	0									0		0
Ending Balance	226,020	190,538	$ 37,336								6,441	$ 1,064	100,000	$ 16,519